CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF INCOME
Reclassification of prior period numbers	29,202	19,306	20,530